Allowance For Loan Losses (Schedule Of Impaired Loans) (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Financing Receivable, Impaired [Line Items]
With no related allowance recorded, Recorded investment	$ 8,482	$ 5,377
With no related allowance recorded, Unpaid principal balance	17,049	5,377
With an allowance recorded, Recorded investment	0	1,392
With an allowance recorded, Unpaid principal balance	0	1,392
With an allowance recorded, Related allowance	0	252
Residential Real Estate
Financing Receivable, Impaired [Line Items]
With no related allowance recorded, Recorded investment	437	449
With no related allowance recorded, Unpaid principal balance	437	449
With an allowance recorded, Recorded investment	0	0
With an allowance recorded, Unpaid principal balance	0	0
With an allowance recorded, Related allowance	0	0
Home equity - junior liens
Financing Receivable, Impaired [Line Items]
With no related allowance recorded, Recorded investment	297	297
With no related allowance recorded, Unpaid principal balance	297	297
With an allowance recorded, Recorded investment	0	0
With an allowance recorded, Unpaid principal balance	0	0
With an allowance recorded, Related allowance	0	0
Commercial And Industrial
Financing Receivable, Impaired [Line Items]
With no related allowance recorded, Recorded investment	2,349	0
With no related allowance recorded, Unpaid principal balance	7,547	0
With an allowance recorded, Recorded investment	0	0
With an allowance recorded, Unpaid principal balance	0	0
With an allowance recorded, Related allowance	0	0
Commercial real estate
Financing Receivable, Impaired [Line Items]
With no related allowance recorded, Recorded investment	5,399	4,631
With no related allowance recorded, Unpaid principal balance	8,768	4,631
With an allowance recorded, Recorded investment	0	1,392
With an allowance recorded, Unpaid principal balance	0	1,392
With an allowance recorded, Related allowance	0	252
Consumer Loan
Financing Receivable, Impaired [Line Items]
With no related allowance recorded, Recorded investment	0	0
With no related allowance recorded, Unpaid principal balance	0	0
With an allowance recorded, Recorded investment	0	0
With an allowance recorded, Unpaid principal balance	0	0
With an allowance recorded, Related allowance	0	0
DDA Overdrafts
Financing Receivable, Impaired [Line Items]
With no related allowance recorded, Recorded investment	0	0
With no related allowance recorded, Unpaid principal balance	0	0
With an allowance recorded, Recorded investment	0	0
With an allowance recorded, Unpaid principal balance	0	0
With an allowance recorded, Related allowance	$ 0	$ 0